Description of Business (Details) - USD ($)							1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2023	Jun. 14, 2023	Apr. 28, 2023	Jan. 27, 2023	Jan. 11, 2023	May 31, 2022	Jan. 27, 2023	May 31, 2022	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023
Description of Business (Details) [Line Items]
Stock purchase agreement, description					(i) cash in the amount of $0.5 million and the (ii) the termination and release of our obligation to the Buyers for contingent consideration in connection with our original acquisition of 365 Cannabis from the Buyers in 2021 (the “Earn-out Obligation”), subject to customary post-closing adjustments, if any. Any post-closing adjustments are generally limited to certain adjustments in accounts payable and indemnification obligations in accordance with the 365 SPA. Upon completion of the sale, $0.4 million of the total cash proceeds was placed into certain restricted accounts (the “Restricted Accounts”) held as security for our 2021 Senior Secured Convertible Notes (the “Senior Convertible Notes”) while $0.1 million was subject to a hold-back (the “365 Holdback”) by the Buyers to be released to us and also placed into the Restricted Accounts after all post-closing adjustments, if any, are resolved. In accordance with the 365 SPA, we and the Buyers agreed that the value of the Earn-out Obligation was $2.3 million, a reduction of $4.0 million from the original estimate, for purposes of the sale of 365 Cannabis and is reflected on our consolidated balance sheets as Contingent consideration payable.
Cash					$ 500,000						$ 100,000		$ 100,000
Purchase price value	$ 700,000			$ 4,000,000			$ 4,000,000
Termination fees			$ 290,000
Expenses			60,000				60,000
Common stock par value (in Dollars per share)										$ 0.0001	$ 0.0001	$ 0.0001
Convertible notes price per share (in Dollars per share)											$ 4.6
Earnout obligation					$ 2,300,000
Restructuring charges						$ 500,000
Maximum amount of closing working capital			500,000
Cash paid											$ (400,000)	$ 5,018,592
Net proceeds	700,000
Additional Loan	500,000		500,000
Common stock value	1,500,000									$ 1,000	$ 460	$ 155
Number of employees head counted						33.00%
Sales and marketing costs						$ 300,000		$ 300,000
Product and development costs						200,000
Cost of revenue and general and administrative expenses						$ 100,000
Minimum [Member]
Description of Business (Details) [Line Items]
Cash paid	2,000,000
Maximum [Member]
Description of Business (Details) [Line Items]
Cash paid	4,000,000
Posabit Systems Corporation [Member]
Description of Business (Details) [Line Items]
Purchase price value				4,000,000			4,000,000
Termination fees							140,000
Reimbursement for expenses		$ 200,000							$ 200,000
Gryphon Digital Mining Inc [Member]
Description of Business (Details) [Line Items]
Termination fees				$ 275,000			$ 275,000
Description of merger agreement										” The term “Closing Acquiror Share Price” means the last reported sale price per share of Akerna Common Stock on Nasdaq on the second business day prior to the closing date of the Merger and the term “Merger Consideration” means the greater of (a) a number of shares of Akerna Common Stock equal to (i) the quotient obtained by dividing (A) Akerna’s fully diluted share number, as defined in the Merger Agreement, by (B) 0.075, minus (ii) the Akerna’s fully diluted share number minus (iii) the adjusted warrant share reserve number, as defined in the Merger Agreement, and (b) a number of shares of Akerna’s Common Stock equal to the quotient obtained by dividing (i) $115,625,000 by (ii) the Closing Acquiror Share Price. The amendment effectively sets a floor of $115.6 million for the value attributable to Gryphon in the determination of post-Merger ownership.
Facility Closing [Member]
Description of Business (Details) [Line Items]
Restructuring charges										$ 100,000
Senior Convertible Notes [Member]
Description of Business (Details) [Line Items]
Convertible notes price per share (in Dollars per share)										$ 0.5
Senior Convertible Notes [Member] | Minimum [Member]
Description of Business (Details) [Line Items]
Convertible notes price per share (in Dollars per share)										1.2			$ 1.2
Senior Convertible Notes [Member] | Maximum [Member]
Description of Business (Details) [Line Items]
Convertible notes price per share (in Dollars per share)										$ 4.75			$ 4.75
Exchange Agreements [Member]
Description of Business (Details) [Line Items]
Percentage of outstanding shares										19.90%	19.90%
Common stock par value (in Dollars per share)										$ 0.0001	$ 0.0001
Gryphon Digital Mining Inc [Member]
Description of Business (Details) [Line Items]
Expected merger ownership percentage				92.50%			92.50%
Akerna Merger Co. [Member]
Description of Business (Details) [Line Items]
Expected merger ownership percentage				7.50%			7.50%
Akerna Canada Ample Exchange Inc [Member]
Description of Business (Details) [Line Items]
Purchase price value			5,000,000
Purchase price in cash			4,000,000
Principal amount of loan			1,000,000
Senior Notes [Member] | Minimum [Member]
Description of Business (Details) [Line Items]
Convertible notes price per share (in Dollars per share)											1.2
Senior Notes [Member] | Maximum [Member]
Description of Business (Details) [Line Items]
Convertible notes price per share (in Dollars per share)											$ 4.75
MJA [Member]
Description of Business (Details) [Line Items]
Maximum amount of closing working capital			500,000
Additional Loan	500,000
Common stock value	$ 1,500,000
Share percentage	19.99%
Amount of note payable	$ 1,500,000
MJA [Member] | Minimum [Member]
Description of Business (Details) [Line Items]
Principle amount of loan secured			1,000,000
Amount of note payable	1,000,000
MJA [Member] | Maximum [Member]
Description of Business (Details) [Line Items]
Principle amount of loan secured			$ 1,500,000
Amount of note payable	1,500,000
SPA [Member]
Description of Business (Details) [Line Items]
Common stock value	$ 1,500,000
Share percentage	19.99%